2. Fair Value of Financial Instruments (Details - fair value) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Derivative Financial Instruments	$ 0	$ 9,195
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative Financial Instruments	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative Financial Instruments	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative Financial Instruments	$ 0	$ 9,195